Leases - Schedule of Composition of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current lease liabilities
Offices	$ 133	$ 98
Total Current lease liabilities	133	98
Non-current lease liabilities
Offices		96
Total Non-current lease liabilities		96
Total lease liabilities	$ 133	$ 194